Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Non-current assets
Property, plant and equipment	$ 19,317		$ 19,574	[1]	$ 18,046	[1]
Intangible assets	9,373		9,475	[1]	9,656	[1]
Investments accounted for using the equity method	626		775	[1]	1,332	[1]
Other financial assets	13		13	[1]	26	[1]
Other receivables	325	[2]	356	[2]	207	[1]
Derivative financial instruments	184		85	[1]	34	[1]
Deferred income tax assets	129		76	[1]	81	[1]
Total non-current assets	29,967		30,354	[1]	29,382	[1]
Current assets
Inventories	3,117		3,080	[1]	3,505	[1]
Trade and other receivables	4,086		4,231	[1]	4,665	[1]
Current income tax recoverable	36		22	[1]	17	[1]
Derivative financial instruments	17		7	[1]	17	[1]
Cash and cash equivalents	7,721		9,918	[1]	9,191	[1]
Total current assets	14,977		17,258	[1]	17,395	[1]
Total assets	44,944		47,612	[1]	46,777	[1]
Capital and reserves attributable to the Company's equity holders
Equity share capital	333		335	[1]	352	[1]
Preference share capital	1		1	[1]	1	[1]
Share premium account	7,493		7,493	[1]	7,493	[1]
Treasury Shares and own shares	(386)		(360)	[1]	(920)	[1]
Other reserves	444		411	[1]	378	[1]
Foreign currency translation reserve	206		(202)	[1]	(659)	[1]
Retained income	11,565		11,350	[1]	11,705	[1]
Capital and reserves attributable to the Company's equity holders	19,656		19,028	[1]	18,350	[1]
Non-controlling interests	692		607	[1]	602	[1]
Total equity	20,348		19,635	[1]	18,952	[3]
Non-current liabilities
Lease liabilities	1,339		1,393	[1]
Interest-bearing loans and borrowings	10,958		9,211	[1]	9,959	[1]
Derivative financial instruments	1		1	[1]	21	[1]
Deferred income tax liabilities	2,613		2,627	[1]	2,530	[1]
Other payables	711		545	[1]	540	[1]
Retirement benefit obligations	556		480	[1]	486	[1]
Provisions for liabilities	953		854	[1]	823	[1]
Total non-current liabilities	17,131		15,111	[1]	14,359	[1]
Current liabilities
Lease liabilities	296		304	[1]
Trade and other payables	4,792		4,916	[1]	5,277	[1]
Current income tax liabilities	619		565	[1]	508	[1]
Interest-bearing loans and borrowings	1,257		6,616	[1]	7,213	[1]
Derivative financial instruments	12		17	[1]	47	[1]
Provisions for liabilities	489		448	[1]	421	[1]
Total current liabilities	7,465		12,866	[1]	13,466	[1]
Total liabilities	24,596		27,977	[1]	27,825	[1]
Total equity and liabilities	$ 44,944		$ 47,612	[1]	$ 46,777	[1]

[1]	Restated throughout for presentation in US Dollar and to reflect a change in the presentation of cash and cash equivalents and bank overdrafts. See the Accounting Policies on page 137 for further details.
[2]	Principally comprised of prepayments and deferred divestment consideration.
[3]	Restated throughout for presentation in US Dollar. See the Accounting Policies on page 137 for further details.